EQUITY - Special Limited Partner Units Held by Brookfield (Details) - Special limited partner units held by Brookfield - shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4	4
Balance at end of period (in shares)	4	4